Investment Objectives and Goals	Apr. 30, 2026
WCM Focused International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Focused International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Focused International Growth Fund (the “Fund”) is long-term capital appreciation.
WCM Focused Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Focused Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Focused Emerging Markets Fund (the “Fund”) is long-term capital appreciation.
WCM International Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM International Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM International Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.
WCM Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.
WCM China Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM China Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM China Quality Growth Fund (the “Fund”) is long-term capital appreciation.
WCM Focused International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Focused International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Focused International Equity Fund (the “Fund”) is long-term capital appreciation.
WCM Focused International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Focused International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Focused International Opportunities Fund (the “Fund”) is long-term capital appreciation.
WCM Mid Cap Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Mid Cap Quality Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Mid Cap Quality Value Fund (the “Fund”) is long-term capital appreciation.
WCM Focused Emerging Markets ex China Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Focused Emerging Markets ex China Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Focused Emerging Markets ex China Fund (the “Fund”) is long-term capital appreciation.
WCM Select Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Select Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Select Global Growth Fund (the “Fund”) is long-term capital appreciation.